5. LONG-TERM INVESTMENTS	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 5. LONG-TERM INVESTMENTS

5.            LONG-TERM INVESTMENTS

Equity Method Investment

The Company accounts for its interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Turquoise Hill Resources Ltd. (formerly Ivanhoe Mines Ltd.) (“Turquoise Hill”) and 34% by the Government of Mongolia (Note 7), as a 20% equity investment. The Company’s share of the loss of the joint venture is $20,792 for the three months ended March 31, 2014 (March 31, 2013 - $112,929) plus accrued interest expense of $64,861 for the three months ended March 31, 2014 (March 31, 2013 - $64,256).